Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 33,178	$ 28,922	$ 14,587	$ 15,362
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	8,346	8,174	1,427
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	7,225	6,828	5,407
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	15,580	12,221	6,362
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 2,027	1,699	1,391
Other intangible assets | Low
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | High
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 51,204	46,499	32,040
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	9,357	9,188	2,442
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	15,966	14,775	13,081
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	20,138	16,712	11,686
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	5,743	5,824	4,831
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(18,026)	(17,577)	(17,453)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(1,011)	(1,014)	(1,015)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(8,741)	(7,947)	(7,674)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(4,558)	(4,491)	(5,324)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (3,716)	$ (4,125)	$ (3,440)